Leases - Schedule of Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Leased Assets [Line Items]
Impairment loss on right-of-use asset	$ 675	$ 0
Cash payments included in the measurement of lease liabilities in operating cash flows	2,706	913
Cash payments included in the measurement of lease liabilities in financing cash flows	$ 35	$ 35
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Right-of-use assets	$ 2,595	$ 2,083
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Operating lease liability	$ 4,238	$ 2,133
Operating lease charge	$ 3,083	$ 771
Weighted average discount rate (%)	5.90%	4.30%
Weighted average remaining lease term (years)	2 years 4 months 24 days	3 years 6 months
Low
Operating Leased Assets [Line Items]
Remaining lease term	2 years
High
Operating Leased Assets [Line Items]
Remaining lease term	9 years